Exhibit 99-1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
June 30, 2023

Dates Covered
Collections Period	06/01/23 - 06/30/23
Interest Accrual Period	06/15/23 - 07/16/23
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/23	419,911,353.61	24,492
Yield Supplement Overcollateralization Amount 05/31/23	9,758,100.77	0
Receivables Balance 05/31/23	429,669,454.38	24,492
Principal Payments	17,062,988.02	363
Defaulted Receivables	614,529.14	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/23	9,109,231.20	0
Pool Balance at 06/30/23	402,882,706.02	24,101

Pool Statistics	$ Amount	# of Accounts
Pool Factor	37.35%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,649,721.41	253
Past Due 61-90 days	1,694,707.74	76
Past Due 91-120 days	256,057.55	11
Past Due 121+ days	0.00	0
Total	7,600,486.70	340

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.84%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.47%
Delinquency Trigger Occurred	NO

Recoveries	293,408.73
Aggregate Net Losses/(Gains) - June 2023	321,120.41
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.90%
Prior Net Losses/(Gains) Ratio	-0.36%
Second Prior Net Losses/(Gains) Ratio	0.30%
Third Prior Net Losses/(Gains) Ratio	0.10%
Four Month Average	0.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Overcollateralization Target Amount	5,319,305.21
Actual Overcollateralization	5,319,305.21
Weighted Average Contract Rate	3.89%
Weighted Average Contract Rate, Yield Adjusted	5.46%
Weighted Average Remaining Term	38.50

Flow of Funds	$ Amount
Collections	18,766,549.78
Investment Earnings on Cash Accounts	13,741.06
Servicing Fee	(358,057.88)
Transfer to Collection Account	-
Available Funds	18,422,232.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	150,095.47
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	11,709,342.38
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,319,305.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,198,668.90

Total Distributions of Available Funds	18,422,232.96

Servicing Fee	358,057.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 06/15/23	414,592,048.40
Principal Paid	17,028,647.59
Note Balance @ 07/17/23	397,563,400.81

Class A-1
Note Balance @ 06/15/23	0.00
Principal Paid	0.00
Note Balance @ 07/17/23	0.00
Note Factor @ 07/17/23	0.0000000%

Class A-2
Note Balance @ 06/15/23	0.00
Principal Paid	0.00
Note Balance @ 07/17/23	0.00
Note Factor @ 07/17/23	0.0000000%

Class A-3
Note Balance @ 06/15/23	270,062,048.40
Principal Paid	17,028,647.59
Note Balance @ 07/17/23	253,033,400.81
Note Factor @ 07/17/23	68.7441319%

Class A-4
Note Balance @ 06/15/23	96,650,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	96,650,000.00
Note Factor @ 07/17/23	100.0000000%

Class B
Note Balance @ 06/15/23	31,920,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	31,920,000.00
Note Factor @ 07/17/23	100.0000000%

Class C
Note Balance @ 06/15/23	15,960,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	15,960,000.00
Note Factor @ 07/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	194,916.47
Total Principal Paid	17,028,647.59
Total Paid	17,223,564.06

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	94,521.72
Principal Paid	17,028,647.59
Total Paid to A-3 Holders	17,123,169.31

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1836755
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.0465959
Total Distribution Amount	16.2302714

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2567967
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.2634416
Total A-3 Distribution Amount	46.5202383

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	687.63
Noteholders' Principal Distributable Amount	312.37

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/23	2,659,652.60
Investment Earnings	10,961.74
Investment Earnings Paid	(10,961.74)
Deposit/(Withdrawal)	-
Balance as of 07/17/23	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,676,467.51	$2,215,259.82	$2,340,949.98
Number of Extensions	119	99	99
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.49%	0.50%